Schedule of Portfolio Investements
February 28, 2026
Victory Portfolios IV
Victory Pioneer Select Mid Cap Growth Fund
1
(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.8%)
Aerospace & Defense (4.5%):
Axon Enterprise, Inc. (a) .................................................. 45,275 $ 24,557
BWX Technologies, Inc. .................................................. 76,733 15,805
CSG NV (a) ........................................................... 33,511 1,260
Firefly Aerospace, Inc. (a) ................................................. 178,304 3,436
Karman Holdings, Inc. (a) ................................................. 130,698 11,516
Tkms AG & Co. KGaA (a) ................................................ 174,532 19,788
76,362
Building Products (1.2%):
Builders FirstSource, Inc. (a) ............................................... 105,850 11,039
Fortune Brands Innovations, Inc. ............................................ 155,709 8,461
19,500
Commercial Services & Supplies (2.2%):
Rollins, Inc. ........................................................... 608,696 37,063
Communication Services (2.3%):
ROBLOX Corp. , Class A (a) ............................................... 230,767 15,845
Spotify Technology SA (a) ................................................. 45,204 23,277
39,122
Consumer Discretionary (16.1%):
AutoZone, Inc. (a) ....................................................... 5,712 21,452
Birkenstock Holding PLC (a) ............................................... 243,748 10,152
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 380,461 14,161
DoorDash, Inc. , Class A (a) ................................................ 68,799 12,141
DraftKings, Inc. (a) ...................................................... 268,378 6,398
Marriott International, Inc. , Class A .......................................... 97,889 33,452
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 120,640 12,920
Planet Fitness, Inc. , Class A (a) ............................................. 231,093 18,984
Ross Stores, Inc. ....................................................... 119,066 24,485
Royal Caribbean Cruises Ltd. .............................................. 139,776 43,465
TopBuild Corp. (a) ...................................................... 53,046 23,780
Tractor Supply Co. ...................................................... 392,239 20,334
Viking Holdings Ltd. (a) .................................................. 390,998 30,506
272,230
Consumer Staples (2.3%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 162,259 16,030
Darling Ingredients, Inc. (a) ................................................ 438,216 23,295
39,325
Electrical Equipment (11.7%):
Generac Holdings, Inc. (a) ................................................. 84,425 19,027
Regal Rexnord Corp. .................................................... 141,871 31,351
Siemens Energy AG ..................................................... 375,111 73,776
Vertiv Holdings Co. , Class A ............................................... 289,134 73,697
197,851
Energy (3.6%):
Comstock Resources, Inc. (a) ............................................... 432,368 8,479
HF Sinclair Corp. ....................................................... 286,361 14,321
PBF Energy, Inc. , Class A ................................................. 407,573 14,509
The Williams Cos., Inc. .................................................. 306,836 22,927
60,236
Financials (7.6%):
Evercore, Inc. , Class A ................................................... 86,813 26,811
Figure Technology Solutions, Inc. , Class A (a) ................................... 225,354 5,697
Marex Group PLC ...................................................... 644,392 28,005
Miami International Holdings, Inc. (a) ........................................ 359,763 15,326
MSCI, Inc. , Class A ..................................................... 35,949 20,557
Robinhood Markets, Inc. , Class A (a) ......................................... 107,940 8,187

Victory Portfolios IV
Victory Pioneer Select Mid Cap Growth Fund
2
(Unaudited)
Schedule of Portfolio Investements — continued
February 28, 2026
Tradeweb Markets, Inc. , Class A ............................................ 188,694 23,258
127,841
Ground Transportation (1.3%):
Saia, Inc. (a) ........................................................... 55,870 22,649
Health Care (16.5%):
Agilent Technologies, Inc. ................................................. 69,711 8,462
Alnylam Pharmaceuticals, Inc. (a) ........................................... 24,819 8,263
Edgewise Therapeutics, Inc. (a) ............................................. 726,928 22,128
Erasca, Inc. (a) ......................................................... 1,343,624 18,354
Guardant Health, Inc. (a) .................................................. 136,129 12,783
Insmed, Inc. (a) ......................................................... 185,154 27,649
Insulet Corp. (a) ........................................................ 44,026 10,857
McKesson Corp. ....................................................... 56,542 55,828
Natera, Inc. (a) ......................................................... 158,159 32,903
Penumbra, Inc. (a) ....................................................... 48,147 16,581
Repligen Corp. (a) ....................................................... 84,759 10,911
ResMed, Inc. .......................................................... 83,680 21,444
Vaxcyte, Inc. (a) ........................................................ 444,094 27,418
Veeva Systems, Inc. , Class A (a) ............................................. 33,054 6,016
279,597
Information Technology (20.3%):
Advanced Micro Devices, Inc. (a) ............................................ 155,834 31,200
Akamai Technologies, Inc. (a) .............................................. 47,960 4,719
Amphenol Corp. , Class A ................................................. 180,736 26,398
Astera Labs, Inc. (a) ..................................................... 72,236 8,584
Cloudflare, Inc. , Class A (a) ................................................ 279,467 48,122
Credo Technology Group Holding Ltd. (a) ..................................... 166,829 18,730
Datadog, Inc. , Class A (a) ................................................. 177,122 19,831
Flex Ltd. (a) ........................................................... 352,176 22,194
HubSpot, Inc. (a) ....................................................... 18,253 4,828
Kioxia Holdings Corp. (a) ................................................. 62,600 8,502
MongoDB, Inc. , Class A (a) ................................................ 95,614 31,406
Motorola Solutions, Inc. .................................................. 19,171 9,245
Novanta, Inc. (a) ........................................................ 139,560 18,761
Samsara, Inc. , Class A (a) ................................................. 245,293 7,089
Sandisk Corp. (a) ....................................................... 65,265 41,467
Western Digital Corp. .................................................... 153,337 42,888
343,964
Materials (0.9%):
thyssenkrupp AG ....................................................... 1,290,446 16,079
Professional Services (1.4%):
Verisk Analytics, Inc. , Class A .............................................. 114,408 23,748
Real Estate (0.9%):
Iron Mountain, Inc. ..................................................... 134,904 14,614
Trading Companies & Distributors (2.7%):
W.W. Grainger, Inc. ..................................................... 39,513 45,232
Utilities (3.3%):
NRG Energy, Inc. ....................................................... 234,252 41,922
Talen Energy Corp. (a) ................................................... 36,021 13,362
55,284
Total Common Stocks (Cost $997,065)
a
a
a
1,670,697
Total Investments (Cost $997,065) — 98.8% 1,670,697
Other assets in excess of liabilities —  1.2% 19,925
NET ASSETS - 100.00% $ 1,690,622
At February 28, 2026, the Fund's investments in foreign securities were 12.5% of net assets.
(a) Non-income producing security.

Victory Portfolios IV
Victory Pioneer Select Mid Cap Growth Fund
3
(Unaudited)
Schedule of Portfolio Investements — continued
February 28, 2026
PLC
—
Public Limited Company

Schedule of Portfolio Investements
February 28, 2026
Victory Portfolios IV
Victory Pioneer International Equity Fund
1
(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (96.9%)
Belgium (1.0%):
Consumer Staples (1.0%):
Anheuser-Busch InBev SA ................................................ 235,317 $ 19,095
Canada (4.3%):
Materials (4.3%):
Barrick Mining Corp. .................................................... 1,220,400 61,922
Teck Resources Ltd. , Class B .............................................. 266,859 15,715
77,637
Denmark (2.4%):
Financials (2.3%):
Danske Bank A/S ....................................................... 797,691 41,653
Health Care (0.1%):
Novo Nordisk A/S , ADR .................................................. 68,745 2,575
44,228
France (6.0%):
Consumer Discretionary (0.5%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 15,018 9,555
Financials (1.2%):
BNP Paribas SA ........................................................ 70,973 7,950
Edenred SE ........................................................... 641,588 14,756
22,706
Health Care (2.1%):
Sanofi SA ............................................................ 391,656 38,038
Industrials (1.0%):
Schneider Electric SE .................................................... 54,731 17,727
Information Technology (1.2%):
Capgemini SE ......................................................... 170,607 21,548
109,574
Germany (13.0%):
Health Care (0.6%):
BioNTech SE , ADR (a) ................................................... 105,431 11,622
Industrials (5.9%):
Hensoldt AG .......................................................... 338,641 29,758
Jungheinrich AG , Preference Shares ......................................... 772,570 29,190
Siemens AG , Registered Shares ............................................. 135,060 39,474
Tkms AG & Co. KGaA (a) ................................................ 72,724 8,245
106,667
Information Technology (0.9%):
AIXTRON SE ......................................................... 478,348 15,580
Materials (1.8%):
thyssenkrupp AG ....................................................... 2,586,482 32,246
Utilities (3.8%):
RWE AG ............................................................. 1,082,315 69,728
235,843
Ireland (8.0%):
Consumer Staples (1.8%):
Kerry Group PLC , Class A ................................................ 375,068 33,371
Financials (3.1%):
Bank of Ireland Group PLC ............................................... 2,876,918 56,254
Materials (3.1%):
CRH PLC ............................................................ 468,604 55,462
145,087

Victory Portfolios IV
Victory Pioneer International Equity Fund
2
(Unaudited)
Schedule of Portfolio Investements — continued
February 28, 2026
Italy (7.4%):
Financials (4.6%):
FinecoBank Banca Fineco SpA ............................................. 2,089,633 48,936
Nexi SpA (b) .......................................................... 5,136,238 21,105
UniCredit SpA ......................................................... 164,096 13,840
83,881
Materials (2.8%):
Buzzi SpA ............................................................ 894,333 51,351
135,232
Japan (24.8%):
Consumer Discretionary (4.7%):
Nitori Holdings Co. Ltd. .................................................. 1,105,800 22,221
Shimamura Co. Ltd. ..................................................... 1,362,400 31,371
Sony Group Corp. ...................................................... 1,031,700 23,842
Subaru Corp. .......................................................... 410,900 7,758
85,192
Consumer Staples (0.7%):
Seven & i Holdings Co. Ltd. ............................................... 942,600 13,229
Energy (0.6%):
Inpex Corp. ........................................................... 437,200 10,698
Financials (3.7%):
Sumitomo Mitsui Financial Group, Inc. ....................................... 1,829,700 68,540
Health Care (2.5%):
Hoya Corp. ........................................................... 249,900 45,072
Industrials (10.2%):
Fuji Electric Co. Ltd. .................................................... 722,600 64,067
Mitsubishi Electric Corp. ................................................. 1,694,500 64,713
Taisei Corp. ........................................................... 432,200 56,134
184,914
Information Technology (2.4%):
FUJIFILM Holdings Corp. ................................................ 2,111,000 43,775
451,420
Mexico (1.5%):
Consumer Staples (0.5%):
Fomento Economico Mexicano SAB de CV , ADR ............................... 86,640 9,731
Financials (1.0%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 1,541,000 17,573
27,304
Netherlands (1.6%):
Financials (1.6%):
ABN AMRO Bank NV , Class CV (b) ......................................... 866,794 29,073
Russian Federation (0.0%):
Consumer Staples (0.0%):
Magnit PJSC (a) (c) (d) .................................................... 21,796 —
Energy (0.0%):
Rosneft Oil Co. PJSC (a) (c) (d) .............................................. 396,947 —
—
South Korea (6.5%):
Financials (1.9%):
KB Financial Group, Inc. ................................................. 316,016 34,872
Information Technology (4.6%):
Samsung Electronics Co. Ltd. .............................................. 551,861 82,910
117,782
Spain (2.2%):
Financials (2.2%):
Banco de Sabadell SA ................................................... 10,626,883 39,599

Victory Portfolios IV
Victory Pioneer International Equity Fund
3
(Unaudited)
Schedule of Portfolio Investements — continued
February 28, 2026
Security Name
Acquisition Date
Cost
Magnit PJSC ...............................................
7/23/2020
$ 1,483
Rosneft Oil Co. PJSC .........................................
6/23/2021
3,131
Switzerland (4.9%):
Financials (0.7%):
UBS Group AG ........................................................ 317,255 13,222
Health Care (2.8%):
Lonza Group AG , Registered Shares ......................................... 71,594 49,953
Materials (1.4%):
Holcim AG (a) ......................................................... 272,405 25,070
88,245
Taiwan (2.4%):
Information Technology (2.4%):
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 703,000 44,174
United Kingdom (9.6%):
Consumer Discretionary (2.1%):
Persimmon PLC ........................................................ 1,826,497 37,083
Consumer Staples (2.1%):
Tesco PLC ............................................................ 5,825,162 37,605
Energy (1.4%):
Shell PLC , ADR ....................................................... 312,157 26,068
Financials (0.9%):
Standard Chartered PLC .................................................. 691,374 17,046
Industrials (3.1%):
Ashtead Group PLC ..................................................... 778,265 56,023
173,825
United States (1.3%):
Information Technology (1.3%):
Advanced Micro Devices, Inc. (a) ............................................ 114,746 22,973
Total Common Stocks (Cost $1,290,437) 1,761,091
U.S. Treasury Bills
2 .90% , 3/10/26 (e) .................................................. 9,000 8,993
3 .54% , 3/17/26 (e) .................................................. 33,000 32,950
Total Investments (Cost $1,332,376) — 99.2% 1,803,034
Other assets in excess of liabilities — 0.8% 15,105
NET ASSETS - 100.00% $ 1,818,139
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$50,178 (thousands) and amounted to 2.8% of net assets.
(c) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2026 (amounts in thousands):
(d) Security was fair valued using significant unobservable inputs as of February 28, 2026.
(e) Rate represents the effective yield at February 28, 2026.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company